Significant changes in the current reporting period (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions		1 Months Ended			12 Months Ended
	Dec. 31, 2022 shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jan. 31, 2025 AUD ($) shares	Mar. 31, 2024 shares	Dec. 31, 2023 shares	Aug. 31, 2022 shares	Jun. 30, 2022 shares
Disclosure of changes in accounting estimates [line items]
Short-term incentives, cash payment avoided					$ 6,700
Expense from share-based payment transactions with employees					9,200
Share price (in dollars per share) | $ / shares						$ 1.62
Proceeds from issue of shares		$ 161,200
Proceeds from issue of shares					161,205		$ 65,406	$ 88,635
Expected Term		12 months
Transfer of exercised options					$ 0		$ 0
Oaktree Capital Management, L.P. | Refinancing and expansion of senior debt facility
Disclosure of changes in accounting estimates [line items]
Number of ordinary shares per warrant (in shares) | shares		10	10						10
Contingent consideration
Disclosure of changes in accounting estimates [line items]
Fair value of financial derivative liability		$ 10,300	$ 10,300
Ordinary shares
Disclosure of changes in accounting estimates [line items]
Ordinary shares (in shares) | shares					1,279,967,187	1,279,967,187	1,141,784,114	814,204,825					650,454,551
Transfer of exercised options					$ 5,177		$ 7	$ 0
Ordinary shares | Oaktree Capital Management, L.P.
Disclosure of changes in accounting estimates [line items]
Ordinary shares (in shares) | shares		2,275,020	2,275,020						2,275,020
Number of ordinary shares per warrant (in shares) | shares		10	10						10
American Depository Shares | Oaktree Capital Management, L.P.
Disclosure of changes in accounting estimates [line items]
Share price (in dollars per share) | $ / shares		$ 7.24
Proceeds from issue of shares		$ 1,600
Number of warrants excercised (in shares) | shares		39,380		188,122
American Depository Shares | Oaktree Capital Management, L.P. | Refinancing and expansion of senior debt facility | December 2022 Warrants
Disclosure of changes in accounting estimates [line items]
Share price (in dollars per share) | $ / shares		$ 7.24
Number of warrants excercised (in shares) | shares	227,502
Private placement of shares
Disclosure of changes in accounting estimates [line items]
Issued capital, ordinary shares		$ 161,000	$ 161,000						$ 260.0
Share price (in dollars per share) | $ / shares			$ 2.50
Ordinary shares (in shares) | shares										125,369,514	201,137,412	86,666,667
Issued capital
Disclosure of changes in accounting estimates [line items]
Transfer of exercised options					$ 10,433		$ 204
Issued capital | Ordinary shares | Oaktree Capital Management, L.P.
Disclosure of changes in accounting estimates [line items]
Transfer of exercised options		1,600
Issued capital | American Depository Shares
Disclosure of changes in accounting estimates [line items]
Transfer of exercised options		3,900
Issued capital | American Depository Shares | Oaktree Capital Management, L.P.
Disclosure of changes in accounting estimates [line items]
Transfer of exercised options		$ 3,900